Lease liabilities (Details) - 6 months ended Jun. 30, 2019 R in Millions, $ in Millions	USD ($)	ZAR (R)	ZAR (R)
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities on acquisition of subsidiaries		R 133.3
Repayment of lease liabilities	$ (3.6)	(50.9)
Interest charge		14.1
Transfers and other movements		(5.7)
Foreign currency translation		(0.1)
Balance at end of the period		392.7
Current portion of lease liabilities	(7.4)		R (104.9)
Non-current lease liabilities	$ 20.4		R 287.8
IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Impact of adopting IFRS 16 on 1 January 2019		R 302.0